Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Current [Abstract]
Value-added tax payable	$ 706	$ 422
Other tax payable	65	91
Customer contract liability, current	255	142
Other current liabilities	278	321
Total other current liabilities	$ 1,304	$ 976